Stock-based Compensation - Summary of fair value of options granted (Details) - $ / shares	3 Months Ended				12 Months Ended
	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
2023 Bonus Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected terms (years)	6 years 1 month 6 days	6 years 1 month 6 days	6 years 8 months 12 days	6 years 8 months 12 days
Expected volatility			95.80%	95.80%
Risk-free interest rate			3.61%	3.61%
Expected dividend rate	0.00%	0.00%	0.00%	0.00%
Grant-date fair value			$ 4.82	$ 4.82
Minimum [Member] | 2023 Bonus Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected volatility	94.91%	91.84%
Risk-free interest rate	4.68%	4.04%
Grant-date fair value	$ 0.97	$ 3.2
Maximum [Member] | 2023 Bonus Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected volatility	95.20%	92.25%
Risk-free interest rate	4.73%	4.15%
Grant-date fair value	$ 1.09	$ 4.72
Time Based Options [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected terms (years)					6 years 5 months 4 days	5 years 9 months 21 days
Expected volatility					96.50%	68.90%
Risk-free interest rate						1.70%
Expected dividend rate					0.00%	0.00%
Grant-date fair value						$ 3.2
Time Based Options [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Risk-free interest rate					3.46%
Grant-date fair value					$ 0.73
Time Based Options [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Risk-free interest rate					4.98%
Grant-date fair value					$ 8.4